Net Gains on Sale of Containers (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) Property	Dec. 31, 2016 USD ($) Property		Dec. 31, 2015 USD ($) Property
Property Plant And Equipment Disclosure [Line Items]
Number of containers sold | Property	112,367	138,390		111,563
Gain (loss) on sale of containers, net | $	$ 26,210	$ 6,761	[1],[2],[3]	$ 3,454
Previously written down containers
Property Plant And Equipment Disclosure [Line Items]
Number of containers sold | Property	56,862	118,071		65,786
Gain (loss) on sale of containers, net | $	$ 18,662	$ 9,151		$ 2,336
Containers not written down
Property Plant And Equipment Disclosure [Line Items]
Number of containers sold | Property	55,505	20,319		45,777
Gain (loss) on sale of containers, net | $	$ 7,548	$ (2,390)		$ 1,118

[1]	Amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[2]	Amounts for the years ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of the gains on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).
[3]	Certain amounts for the year ended December 31, 2016 have been restated for immaterial corrections of identified errors pertaining to the calculation of gain on sale of containers, net and to properly account for lease concessions (see Note 2 “Immaterial Correction of Errors in Prior Periods”).